EARNINGS (LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator for basic and diluted net earnings (loss) per share:
Net income (loss)	$ 6,038	$ (21,590)	$ (166)
Weighted-average shares outstanding, net of treasury shares:
Denominator for basic net earnings (loss) per share	41,982,851	42,871,770	44,943,168
Effect of dilutive securities:
Employee share options and RSUs	1,380,055	0	0
Denominator for diluted net earnings (loss) per share	43,362,906	42,871,770	44,943,168
Basic net earnings (loss) per share	$ 0.14	$ (0.5)	$ (0)
Diluted net earnings (loss) per share	$ 0.14	$ (0.5)	$ (0)